Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Expense [Abstract]
Schedule of Income Tax Expense Recognized in Profit or Loss

The major components of income tax expense recognized in profit or loss for the years ended June 30, 2023, 2024 and 2025 were:

	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
Current income tax
Current year’s provision	2,918	-	-	-
Over provision in prior financial year	(6,720)	-	-	-

Deferred taxation
Current year (Note 13)	16,718	167,356	46,604	11,074
	12,916	167,356	46,604	11,074

Schedule of Reconciliation Between Tax Expense

A reconciliation between tax expense and the product of accounting profit/(loss) multiplied by Malaysia income tax rate for the financial years ended June 30, 2023, 2024 and 2025 were as follows:

	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
Profit/(Loss) before income tax	197,435	(1,832,106)	(4,887,093)	(1,161,270)

Tax calculated at tax rate of 24% (2024: 24%)	47,385	(439,705)	(1,172,902)	(278,705)

Effects of:
Expenses not deductible for tax purposes	624,957	559,498	385,816	91,677
Income not subject to tax	(312)	-	-	-
Tax concessions and deductions	(684,717)	(410,846)	(495,413)	(117,720)
Deferred tax assets not recognized	58,320	484,240	524,160	124,551
Utilization of deferred tax assets previously not recognized	(17,040)	-	-	-
Over provision in prior financial year	(6,720)	-	-	-
Expenses incurred in tax-free jurisdictions	-	-	661,811	157,260
Others	(8,957)	(25,831)	143,132	34,011
	12,916	167,356	46,604	11,074